Long-term Investments, Net	12 Months Ended
Dec. 31, 2019
Long-term Investments, Net
Long-term Investments, Net
10.	Long-term Investments, Net

The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the
equity method and other investments accounted for at fair value.
Equity investments using the measurement alternative
The Group did not disclose the fair value of alternative measure method investments if it is not practicable to estimate the fair value of its alternative measure method investments for which a quoted market price is not available due to both excessive cost as well as lack of available information on fair value of such investments. Specifically, many of the investees are start-up
companies in China and operate in emerging industries for which the Group has not been able to estimate their fair values. For those equity investments having observable price changes in orderly transactions for the identical or similar investments of the same issuers, the Group would disclose the fair value of the alternative measure method investments.
RMB
34.2
million and
nil
 of investment income was recognized in “Investment income, net
”, as a result of re-measurement of equity investments using the measurement alternative, for the year
s
ended December
31
,
2018
and
2019
, respectively. As of December
31
,
 2018 and
2019
, the
carr
y
ing
value of equity investments
accounted for using the measurement
alternative

was
R
MB
793.1 million and
RMB
666.0
 million
, respectively
.
The Group recorded impairment charges for long-term investment
s
of RMB
46.4
 million and RMB5.9 million as “Investment income, net”
o
n the consolidated statements of operations and comprehensive loss for the year
s
ended December 31, 2018 and 2019, respectively, as the Group determined the fair value of these investments was less than their carrying value. Prior to the adoption of ASU
2016-01,
impairment charges for long-term investments recorded by the Group were RMB
16.0
 million for the year ended December 31, 2017.
Equity investments accounted for using the equity method
As of December 31, 2019, the carrying value of equity investments accounted for using the equity method was RMB280.0 million. RMB24.2 million of the Group’s proportionate share of equity investee’s net loss, after net-off of dividend received, was recognized in “Investment income, net” for the year ended December 31, 2019. No impairment charges were recognized for the year ended December 31, 2019. The Group did not have equity method investment as of December 31, 2018.
Investments accounted for at fair value
Investments
accounted
for at fair value primarily include financial products with variable interest rates referenced to performance of underlying assets and with original maturities great than one year.

Nil
,
a loss of
RMB
2.9
 million and
a
gain of
RMB
13.2
 million

resulted from the change in fair value was recognized in “Investment income, net” for the years ended December 31, 2017, 2018 and 2019, respectively
.